Taxation - Schedule of the components of loss before tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before tax	¥ (92,053)	¥ (239,709)	¥ (645,686)
Current income tax expense	0	0	0
Deferred income tax benefit	0	9,871	5,391
Total income tax benefit	0	9,871	5,391
Loss from PRC entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before tax	(176,456)	(307,901)	(607,635)
(Loss)/gain from overseas entities [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Total loss before tax	¥ 84,403	¥ 68,192	¥ (38,051)